Goodwill and Other Intangibles (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance	$ 2,413	$ 2,385
Acquisition		35
Impact of foreign exchange	3	(7)
Goodwill, Ending Balance	2,416	2,413
Agricultural Equipment Segment [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance	1,664	1,666
Acquisition
Impact of foreign exchange	2	(2)
Goodwill, Ending Balance	1,666	1,664
Construction Equipment Segment [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance	597	567
Acquisition		35
Impact of foreign exchange		(5)
Goodwill, Ending Balance	597	597
Financial Services Segment [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance	152	152
Acquisition
Impact of foreign exchange	1
Goodwill, Ending Balance	$ 153	$ 152